Fair Value Measurements (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Money market funds	$ 7,205	$ 1,628
Total assets	7,205	1,628
Liabilities
Warrant liability		551
Derivative liability		65,006
Total liabilities		65,557
Level 1 [Member]
Assets
Money market funds	7,205	1,628
Total assets	7,205	1,628
Liabilities
Warrant liability
Derivative liability
Total liabilities
Level 2 [Member]
Assets
Money market funds
Total assets
Liabilities
Warrant liability
Derivative liability
Total liabilities
Level 3 [Member]
Assets
Money market funds
Total assets
Liabilities
Warrant liability		551
Derivative liability		65,006
Total liabilities		$ 65,557